Share of Equity Accounted Investments' (Loss)/Profit	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Share of Equity Accounted Investments' (Loss)/Profit
11.  Share of Equity Accounted Investments’ (Loss)/Profit

Continuing operations

The Group’s share of joint ventures’ and associates’ result after tax is equity accounted and is presented as a single line item in the Consolidated Income Statement; it is analysed as follows between the principal Consolidated Income Statement captions:

	Joint Ventures			Associates			Total
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Group share of:
Revenue	446	710	713	742	689	712	1,188	1,399	1,425

EBITDA (as defined)*	38	78	60	88	75	74	126	153	134
Depreciation and amortisation	(10)	(27)	(26)	(53)	(39)	(40)	(63)	(66)	(66)
Impairment (i)	-	-	-	(154)	-	-	(154)	-	-
Operating (loss)/profit	28	51	34	(119)	36	34	(91)	87	68
Profit on disposals	-	-	-	-	-	4	-	-	4
(Loss)/profit before finance costs	28	51	34	(119)	36	38	(91)	87	72
Finance costs (net)	(6)	-	1	(17)	(13)	(11)	(23)	(13)	(10)
(Loss)/profit before tax	22	51	35	(136)	23	27	(114)	74	62
Income tax expense	-	(5)	(1)	(4)	(2)	(4)	(4)	(7)	(5)
(Loss)/profit after tax (ii)	22	46	34	(140)	21	23	(118)	67	57

An analysis of the result after tax by operating segment is presented in note 2. The aggregated balance sheet data (analysed between current and non-current
assets and liabilities) in respect of the Group’s investment in joint ventures and associates is presented in note 17.

(i)
The impairment charge of $154 million (2019: $nil million; 2018: $nil million), principally relates to the write-down of our equity accounted investment in China which forms part of Europe Materials. Challenging market conditions in Northeast China affecting pricing, combined with an increase in the discount rate and the economic impact of COVID-19, are the primary drivers of the impairment charge. The recoverable amount of this financial asset is its value-in-use calculated using a real pre-tax discount rate of 9.2%.

(ii)	Share of profit after tax in 2019 and 2018, including discontinued operations, amounted to $81 million and $71 million respectively.